Unaudited Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (Parentheticals) - $ / shares		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Class B Ordinary Shares
Loss per diluted		$ (0.04)	$ (0.52)
Weighted average ordinary shares outstanding diluted		5,975,615	5,088,873
ADS
Loss per diluted	[1]	$ (1.92)	$ (25.78)
Class A Ordinary Shares
Weighted average ordinary shares outstanding diluted		56,479,793	35,295,167

[1]	On July 3, 2023, LGHL announced that it plans to change its American depositary share (“ADS”) to ordinary share (“Share”) ratio from one (1) ADS representing one (1) Share to one (1) ADS representing fifty (50) Shares. The change in the ADS ratio was effective on July 13, 2023. For LGHL’s ADS holders, the change in the ADS ratio had the same effect as a one-for-fifty reverse ADS split. The ADS ratio change has no impact on LGHL’s underlying Shares. Loss per ADS for the six months ended June 30, 2023 and 2022 had been retrospectively adjusted accordingly.